Equity - Amounts of shares granted and accrued under each plan (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
Granted	$ 1,215	$ 1,279	$ 1,079
Exercised	1,180	1,033	949
Accrued	1,083	1,143	1,055
Shares assigned in December 2021
Equity
Exercised			287
Accrued			96
Shares assigned in April 2022
Equity
Exercised		200	150
Accrued		33	150
Shares assigned in December 2022
Equity
Exercised		126	188
Accrued		31	184
Shares assigned in April 2023
Equity
Granted			739
Exercised	296	222	222
Accrued	48	216	474
Shares assigned in November 2023
Equity
Granted			340
Exercised	136	101	102
Accrued	30	160	$ 151
Shares assigned in August 2024
Equity
Granted		1,279
Exercised	384	384
Accrued	477	$ 703
Shares assigned in September 2025
Equity
Granted	590
Exercised	177
Accrued	313
Shares assigned in December 2025
Equity
Granted	625
Exercised	187
Accrued	$ 215